Consolidated income statement - SEK (kr) shares in Millions, kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Net sales	kr 247,880	kr 263,351	kr 271,546
Cost of sales	(138,515)	(161,749)	(158,251)
Gross income	109,365	101,602	113,295
Research and development expenses	(53,514)	(50,664)	(47,298)
Selling and administrative expenses	(51,657)	(39,255)	(35,692)
Impairment losses on trade receivables	(265)	(268)	(40)
Operating expenses	(105,436)	(90,187)	(83,030)
Other operating income	3,229	994	1,231
Other operating expenses	(2,599)	(32,859)	(4,493)
Share in earnings of associated companies	(246)	124	17
Earnings (loss) before financial items and income tax (EBIT)	4,313	(20,326)	27,020
Financial income	2,734	2,145	778
Financial expenses	(4,103)	(4,118)	(1,930)
Net foreign exchange gains/losses	(355)	(1,020)	(1,259)
Income (loss) after financial items	2,589	(23,319)	24,609
Income tax	(2,215)	(2,785)	(5,497)
Net Income (Loss)	374	(26,104)	19,112
Net income (loss) attributable to:
Owners of the Parent Company	20	(26,446)	18,724
Non-controlling interests	kr 354	kr 342	kr 388
Other information
Average number of shares, basic (million)	3,332	3,330	3,330
Earnings (loss) per share attributable to owners of the Parent Company, basic (SEK)	kr 0.01	kr (7.94)	kr 5.62
Earnings (loss) per share attributable to owners of the Parent Company, diluted (SEK)	kr 0.01	kr (7.94)	kr 5.62